Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (1,621,304)	$ (1,050,939)	$ (3,280,254)	$ (6,131,479)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	26,040	28,024	101,871	282,950
Impairment loss				716,000
Stock based compensation, including amortization of deferred equity compensation	297,522	7,126	158,625	210,333
Gain on change in fair value of derivative financial instruments	(32,169)	(45,038)	(8,644)
Amortization of debt discount	87,984	405,113	828,006	1,316,165
(Gain) loss on extinguishment of debt	(1,328,069)	(42,726)	(317,982)	178,986
Change in fair value of debt	2,180,526	49,186	618,208	(84,109)
Gain on sale of assets			(168,722)
Gain from realization of contingent sale consideration receivable				(125,355)
Other non-cash adjustments				(1,662)
Changes in operating assets and liabilities:
Accounts receivable				20,861
Inventory	(509)	12,427	26,724	88,536
Contract assets		6,144	20,058	(14,948)
Prepaid expenses and other current assets	(440)	1,068	47,866	19,346
Right of use lease assets	27,423	64,040	183,229	309,199
Accounts payable and accrued expenses	163,769	212,172	424,365	70,911
Lease liability	(27,423)	(64,659)	(184,261)	(310,627)
Contract liabilities	4,674	(14,491)	(162,899)	(39,229)
Net cash used in operating activities	(221,976)	(432,553)	(1,713,810)	(3,494,122)
Cash Flows from Investing Activities
Proceeds from sale of ACO Business				425,000
Proceeds from sale of assets of BTG business			125,000
Acquisition of property and equipment				(2,598)
Net cash used in investing activities			125,000	422,402
Cash Flows from Financing Activities
Proceeds from sale of common stock		10,000	30,000	405,000
Proceeds from related party notes payable and advances	95,000	175,000	1,609,840	3,270,000
Proceeds from third party notes payable	350,000	305,000	630,000	335,000
Repayment of related party notes payable and advances	(34,840)		(136,000)	(167,601)
Repayment of third party notes payable	(201,347)	(111,418)	(584,135)	(941,660)
Net cash provided by financing activities	208,813	378,582	1,549,705	2,900,739
Net decrease in cash	(13,163)	(53,971)	(39,105)	(170,981)
Cash, beginning of period	37,136	76,241	76,241	247,222
Cash, end of period	23,973	22,270	37,136	76,241
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	7,310	6,579	15,351	26,316
Cash paid during the period for income tax
Schedule of non-cash investing and financing activities:
Recognition of operating lease: right of use asset and lease liability			29,997	177,782
Extinguishment of operating lease: right of use asset and lease liability	(10,878)		(131,787)	(444,434)
Fair value of options issued in satisfaction of common stock issuable				283,869
Fair value of warrants allocated to proceeds of related party notes payable	9,700			758,523
Fair value of warrants allocated to proceeds of third party notes payable	54,136
Fair value of derivative financial instruments allocated to proceeds of third party notes payable	48,519	62,017	90,350
Fair value of beneficial conversion feature allocated to proceeds of related party notes payable			100,537	785,040
Original issue discounts allocated to proceeds of notes payable	85,016	113,002	239,695	163,969
Reclassification of historical amounts recognized for beneficial conversion features			10,175
Fair value of warrants issued to extend related party debt		25,625	73,626	38,645
Principal amount of convertible notes payable to related party refinanced	4,408,192	1,216,500	3,926,500	866,500
Principal amount of undocumented advances converted to convertible note payable to related party	269,840
Deferred compensation payable included in principal balance of notes payable to related party	300,600	420,000
Incremental fair value of convertible notes payable to related party resulting from refinancing	11,572	(12,264)	48,133
Forgiveness of related party debt			245,000
Expenses paid by related party			24,840
Fair value of shares issued for equity issuance costs		3,000	9,000	35,134
Deemed dividend resulting from down round adjustment	36,347
Accrued interest included in fair value of note payable	$ 42,509	$ 56,087	290,505	17,588
Accounts payable included in principal balance of notes payable to related party			27,692
Fair value of stock options issued to reduce accounts payable			38,284
Impact on par value of common stock from reverse stock split			$ 28,190